Statement of Cash Flows - Summary of Acquisitions/Divestments of Subsidiaries and Other Operations (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Acquisitions And Divestments [Line Items]
Acquisitions	kr (1,515)	kr (51,995)	kr (389)
Divestments	(625)	307	448
Cash flow from business combination [member]
Disclosure Of Acquisitions And Divestments [Line Items]
Acquisitions	(1,309)	(51,734)	(256)
Divestments	(633)	20	273
Acquisition or divestments of other investment [member]
Disclosure Of Acquisitions And Divestments [Line Items]
Acquisitions	(206)	(261)	(133)
Divestments	kr 8	kr 287	kr 175